SEGMENT REPORTING (Narrative) (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2015 USD ($) item	Dec. 31, 2014 USD ($)
SEGMENT REPORTING [Abstract]
Number of Reportable Segments | item	1
United States of America [Member] | Building and Land [Member]
Segment Reporting Information [Line Items]
Net book value of long-lived assets | $	$ 52,974	$ 54,432